Credit Risk - Disclosure of management adjustments to models for impairment and Economic uncertainty management adjustments to models for impairment presented by stage (Details) - GBP (£)
£ in Millions
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	3.10%	4.10%
Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 5,395	£ 5,532
Impairment allowance | Co Branded Card Portfolio | Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Financial assets	200	300
Impairment allowance, total | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	5,395	5,532
Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	5,227	5,304
Modelled ECL | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	4,499	4,737
Individually assessed impairments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	485	461
Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	168	228
Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	154	78
Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	14	£ 150
Post-model adjustment | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 87
Loans and advances
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	3.10%	4.30%
Loans and advances | UK
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	6.70%	11.90%
Loans and advances | Rest of the world
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	0.60%	(0.60%)
Loans and advances | Impairment allowance, total | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 5,371	£ 5,509
Loans and advances | Impairment allowance, total | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2,198	2,151
Loans and advances | Impairment allowance, total | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,173	3,358
Loans and advances | Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	5,204	5,274
Loans and advances | Impairment allowance pre management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2,050	1,895
Loans and advances | Impairment allowance pre management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,154	3,379
Loans and advances | Modelled ECL | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	4,500	4,700
Loans and advances | Individually assessed impairments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	500	500
Loans and advances | ECL from non-modelled exposures and debt securities | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	400	400
Loans and advances | Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	167	235
Loans and advances | Management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	148	256
Loans and advances | Management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	19	(21)
Loans and advances | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	153	78
Loans and advances | Economic uncertainty adjustments | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	45	33
Loans and advances | Economic uncertainty adjustments | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	91	28
Loans and advances | Economic uncertainty adjustments | Impairment allowance | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	17	17
Loans and advances | Economic uncertainty adjustments | Impairment allowance | Cross default risk
Disclosure of financial assets [line items]
Financial assets	128	53
Loans and advances | Economic uncertainty adjustments | Impairment allowance | Model uncertainty risk
Disclosure of financial assets [line items]
Financial assets	25	25
Loans and advances | Economic uncertainty adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	79	78
Loans and advances | Economic uncertainty adjustments | UK | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	32	33
Loans and advances | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	30	28
Loans and advances | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	17	17
Loans and advances | Economic uncertainty adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	74	0
Loans and advances | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	13	0
Loans and advances | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	61	0
Loans and advances | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	0	0
Loans and advances | Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	14	157
Loans and advances | Other adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	69	178
Loans and advances | Other adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(55)	(21)
Retail mortgages | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	180	187
Retail mortgages | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	37	38
Retail mortgages | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 59	£ 62
Retail mortgages | UK
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	68.40%	67.70%
Retail mortgages | Rest of the world
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	0.00%	0.00%
Retail mortgages | Impairment allowance, total | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 158	£ 158
Retail mortgages | Impairment allowance, total | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	22	29
Retail mortgages | Impairment allowance pre management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	50	51
Retail mortgages | Impairment allowance pre management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	22	29
Retail mortgages | Management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	108	107
Retail mortgages | Management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Impairment allowance | Model uncertainty risk
Disclosure of financial assets [line items]
Financial assets	25	25
Retail mortgages | Economic uncertainty adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	36	36
Retail mortgages | Economic uncertainty adjustments | UK | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	7	7
Retail mortgages | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	18	18
Retail mortgages | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	11	11
Retail mortgages | Economic uncertainty adjustments | UK | Impairment allowance | Cross default risk
Disclosure of financial assets [line items]
Financial assets	11	11
Retail mortgages | Economic uncertainty adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Other adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	72	71
Retail mortgages | Other adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail credit cards | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,108	3,307
Retail credit cards | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	457	553
Retail credit cards | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 1,192	£ 1,247
Retail credit cards | UK
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	(16.80%)	(2.90%)
Retail credit cards | Rest of the world
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	1.20%	(0.90%)
Retail credit cards | Impairment allowance, total | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 756	£ 765
Retail credit cards | Impairment allowance, total | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2,419	2,608
Retail credit cards | Impairment allowance pre management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	883	787
Retail credit cards | Impairment allowance pre management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2,389	2,631
Retail credit cards | Management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(127)	(22)
Retail credit cards | Management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	30	(23)
Retail credit cards | Economic uncertainty adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | UK | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	30	0
Retail credit cards | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	30	0
Retail credit cards | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Cross default risk
Disclosure of financial assets [line items]
Financial assets	30	0
Retail credit cards | Other adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(127)	(22)
Retail credit cards | Other adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	(23)
Retail other | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	455	410
Retail other | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	103	138
Retail other | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 153	£ 111
Retail other | UK
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	19.40%	23.20%
Retail other | Rest of the world
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	0.00%	14.30%
Retail other | Impairment allowance, total | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 434	£ 388
Retail other | Impairment allowance, total | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	24	28
Retail other | Impairment allowance pre management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	350	298
Retail other | Impairment allowance pre management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	24	24
Retail other | Management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	84	90
Retail other | Management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	4
Retail other | Economic uncertainty adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | UK | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Other adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	84	90
Retail other | Other adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	4
Corporate loans | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,203	1,166
Corporate loans | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	216	209
Corporate loans | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 356	£ 331
Corporate loans | UK
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	9.80%	9.60%
Corporate loans | Rest of the world
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	(1.60%)	(0.30%)
Corporate loans | Impairment allowance, total | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 850	£ 840
Corporate loans | Impairment allowance, total | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	708	693
Corporate loans | Impairment allowance pre management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	767	759
Corporate loans | Impairment allowance pre management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	719	695
Corporate loans | Management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	83	81
Corporate loans | Management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(11)	(2)
Corporate loans | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	87
Corporate loans | Economic uncertainty adjustments | Impairment allowance | Barclays Investment Bank
Disclosure of financial assets [line items]
Financial assets	51
Corporate loans | Economic uncertainty adjustments | Impairment allowance | Barclays US Consumer Bank
Disclosure of financial assets [line items]
Financial assets	36
Corporate loans | Economic uncertainty adjustments | Impairment allowance | Assets and liabilities classified as held for sale | Barclays US Consumer Bank
Disclosure of financial assets [line items]
Financial assets	6
Corporate loans | Economic uncertainty adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	43	42
Corporate loans | Economic uncertainty adjustments | UK | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	25	26
Corporate loans | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	12	10
Corporate loans | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	6	6
Corporate loans | Economic uncertainty adjustments | UK | Impairment allowance | Cross default risk
Disclosure of financial assets [line items]
Financial assets	43	42
Corporate loans | Economic uncertainty adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	44	0
Corporate loans | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	13	0
Corporate loans | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	31	0
Corporate loans | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	0	0
Corporate loans | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Cross default risk
Disclosure of financial assets [line items]
Financial assets	44	0
Corporate loans | Other adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	40	39
Corporate loans | Other adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (55)	£ (2)
Debt securities at amortised cost
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	4.20%	(30.40%)
Debt securities at amortised cost | Impairment allowance, total | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 24	£ 23
Debt securities at amortised cost | Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	23	30
Debt securities at amortised cost | Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1	(7)
Debt securities at amortised cost | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1	0
Debt securities at amortised cost | Economic uncertainty adjustments | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	1	0
Debt securities at amortised cost | Economic uncertainty adjustments | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	0	0
Debt securities at amortised cost | Economic uncertainty adjustments | Impairment allowance | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	0	0
Debt securities at amortised cost | Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	(7)
Loans and advances at amortised cost including debt securities
Disclosure of financial assets [line items]
Financial assets	(417,764)	(414,483)
Loans and advances at amortised cost including debt securities | Stage 1
Disclosure of financial assets [line items]
Financial assets	(379,200)	(370,812)
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	(33,776)	(38,636)
Loans and advances at amortised cost including debt securities | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	4,970	5,093
Loans and advances at amortised cost including debt securities | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	825	950
Loans and advances at amortised cost including debt securities | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	1,772	1,762
Loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	154	78
Loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	46	33
Loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	91	28
Loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Impairment allowance | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	17	17
Cash collateral and settlements | Management adjustments | Impairment allowance | Other financial assets subject to impairment | Barclays Investment Bank
Disclosure of financial assets [line items]
Financial assets	0	(1)
Reverse repurchase agreements | Management adjustments | Impairment allowance | Other financial assets subject to impairment | Barclays Investment Bank
Disclosure of financial assets [line items]
Financial assets	1	(2)
Financial assets at fair value through other comprehensive income | Management adjustments | Impairment allowance | Other financial assets subject to impairment | Barclays Investment Bank
Disclosure of financial assets [line items]
Financial assets	£ 0	£ (2)